UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2014

Date of reporting period:	3/31/2014

Item 1. Schedule of Investments

Prudential Short-Term Corporate Bond Fund, Inc.

Schedule of Investments

as of March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.2%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.6%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.731	%(a)	04/10/49	16,615	$18,238,898
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	5.620%		02/10/51	508	506,999
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	18,528	19,120,525
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A3	5.736%		06/11/50	9,371	9,783,387
CD Commercial Mortgage Trust, Series 2006-CD3, Class A5	5.617%		10/15/48	10,000	10,829,740
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3	5.893	%(a)	12/10/49	5,307	5,357,794
COBALT Commercial Mortgage Trust, Series 2006-C1, Class A1A	5.199%		08/15/48	5,684	6,120,230
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	3,200	3,191,859
Commercial Mortgage Trust, Series 2013-CR6, Class A2	2.122%		03/10/46	20,000	20,129,920
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642%		08/10/44	12,500	13,146,500
GE Capital Commercial Mortgage Corp., Series 2006-C1, Class A4	5.457	%(a)	03/10/44	9,911	10,538,348
GS Mortgage Securities Corp. II, Series 2013-GC12, Class A2	2.011%		06/10/46	20,000	19,992,860
GS Mortgage Securities Corp. II, Series 2013-GC14, Class A3	3.526%		08/10/46	25,000	25,523,900
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553	%(a)	04/10/38	3,510	3,748,659
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	29,715	32,415,321
GS Mortgage Securities Trust, Series 2014-GC20, Class A4	3.680%		04/10/47	19,000	19,569,780
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	3.272%		07/15/45	10,000	10,173,650
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	2.475%		12/15/47	7,000	6,914,544
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C10, Class A3	2.682%		12/15/47	22,445	22,310,016
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.800	%(a)	06/15/49	2,082	2,083,039
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3	5.960	%(a)	02/15/51	1,787	1,795,246
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class A2	1.797%		10/15/45	20,000	20,050,320
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3	3.525%		01/15/46	10,000	10,312,770
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%		12/15/46	15,000	15,528,585
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5	4.739%		07/15/30	13,390	13,788,867
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A2	4.960%		07/12/38	194	193,992
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	5.047	%(a)	07/12/38	1,218	1,271,417
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	5.657	%(a)	05/12/39	15,000	16,174,125
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	14,500	15,611,106
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51	6,056	6,070,760
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	31,000	30,202,990

Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4	5.722	%(a)	05/15/43	9,873	10,571,362
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.722	%(a)	05/15/43	10,000	10,897,880
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	6.011	%(a)	06/15/45	10,500	11,458,797
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A	5.749	%(a)	07/15/45	31,519	34,270,726
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	16,322	17,840,915
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%		10/15/48	14,133	15,346,914
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3	5.246%		12/15/43	1,881	1,884,342
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(a)	05/15/46	19,088	21,260,749
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A2	3.531%		07/15/46	10,000	10,211,360

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $535,608,496)					524,439,192

CORPORATE BONDS — 90.6%
Aerospace & Defense — 1.1%
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	4.950%		06/01/14	8,500	8,557,834
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	5.200%		08/15/15	7,000	7,390,103
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	4.750%		04/15/19	7,150	7,150,000
Exelis, Inc., Gtd. Notes	4.250%		10/01/16	5,000	5,273,650
General Dynamics Corp., Gtd. Notes	1.000%		11/15/17	34,600	33,958,447
Lockheed Martin Corp., Sr. Unsec’d. Notes	2.125%		09/15/16	4,600	4,723,790
Precision Castparts Corp., Sr. Unsec’d. Notes	1.250%		01/15/18	11,640	11,443,936
Textron, Inc., Sr. Unsec’d. Notes	4.625%		09/21/16	14,650	15,743,388
Textron, Inc., Sr. Unsec’d. Notes	6.200%		03/15/15	6,000	6,298,332

					100,539,480

Airlines — 0.8%
American Airlines, Series 2013-1, Class A, Pass-Through Trust, Equipment Trust, 144A	4.000%		07/15/25	2,675	2,695,566
American Airlines, Series 2013-2, Class A, Pass-Through Trust, Equipment Trust, 144A	4.950%		01/15/23	26,012	27,897,423
Continental Airlines, Inc., Series 1998-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.648%		09/15/17	2,134	2,261,605
Continental Airlines, Inc., Series 1998-3, Class A-1, Pass-Through Trust, Pass-Through Certificates	6.820%		05/01/18	5,445	5,962,663
Continental Airlines, Inc., Series 1999-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.545%		02/02/19	2,469	2,740,841
Continental Airlines, Inc., Series 2001-1, Class A-1, Pass- Through Trust, Pass-Through Certificates(e)	6.703%		06/15/21	308	336,402
Continental Airlines, Inc., Series 2001-1, Class B, Pass-Through Trust, Pass-Through Certificates	7.373%		12/15/15	80	84,963
Continental Airlines, Inc., Series 2007-1, Class A, Pass-Through Trust, Pass-Through Certificates	5.983%		04/19/22	2,511	2,850,097
Continental Airlines, Inc., Series 2009-2, Class A, Pass-Through Trust, Pass-Through Certificates	7.250%		11/10/19	4,130	4,832,548
Continental Airlines, Inc., Series 2010-1, Class A, Pass-Through Trust, Pass-Through Certificates	4.750%		01/12/21	3,167	3,419,985

Delta Air Lines, Inc., Series 2010-1, Class A, Pass-Through Certificates(b)	6.200%	07/02/18	3,981	4,448,272
Delta Air Lines, Inc., Series 2010-2, Class A, Pass-Through Trust, Pass-Through Certificates(b)	4.950%	05/23/19	9,578	10,439,699
Delta Air Lines, Inc., Series 2011-1, Class A, Pass-Through Trust, Pass-Through Certificates(b)	5.300%	04/15/19	1,682	1,858,501
Delta Air Lines, Inc., Series 2012-1, Class A, Pass-Through Trust, Pass-Through Certificates	4.750%	05/07/20	9,881	10,670,942

				80,499,507

Automotive — 4.2%
American Honda Finance Corp. (Japan), Sr. Unsec’d. Notes	2.125%	10/10/18	3,750	3,765,060
American Honda Finance Corp. (Japan), Sr. Unsec’d. Notes, 144A	1.500%	09/11/17	14,700	14,690,695
American Honda Finance Corp. (Japan), Sr. Unsec’d. Notes, 144A	1.600%	02/16/18	6,055	5,991,628
Daimler Finance North America LLC, Gtd. Notes, 144A(b)	1.875%	09/15/14	10,550	10,613,680
Daimler Finance North America LLC, Gtd. Notes, 144A(b)	2.300%	01/09/15	15,375	15,568,617
Daimler Finance North America LLC, Gtd. Notes, 144A	2.375%	08/01/18	15,000	15,137,610
Daimler Finance North America LLC, Gtd. Notes, 144A	2.950%	01/11/17	8,270	8,617,514
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(b)	2.375%	01/16/18	14,300	14,420,578
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(b)	2.375%	03/12/19	19,450	19,300,332
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.750%	05/15/15	33,145	33,820,827
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.984%	06/15/16	24,348	25,798,629
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%	04/15/16	10,930	11,583,647
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.250%	02/03/17	14,520	15,590,298
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.000%	05/15/18	45,956	50,722,970
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.625%	09/15/15	12,980	13,836,122
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	6.625%	08/15/17	2,000	2,310,342
General Motors Co., Sr. Unsec’d. Notes, 144A	3.500%	10/02/18	39,500	40,240,625
General Motors Financial Co., Inc., Gtd. Notes	3.250%	05/15/18	6,975	7,036,031
General Motors Financial Co., Inc., Gtd. Notes	4.750%	08/15/17	16,500	17,634,375
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%	03/15/17	12,210	12,595,848
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	3.875%	03/15/16	9,100	9,580,380
Harley-Davidson Funding Corp., Gtd. Notes, 144A	5.750%	12/15/14	1,175	1,215,250
RCI Banque SA (France), Sr. Unsec’d. Notes, 144A	3.400%	04/11/14	3,625	3,626,233
Toyota Motor Credit Corp. (Japan), Sr. Unsec’d. Notes, MTN	1.250%	10/05/17	23,750	23,532,806
Volkswagen International Finance NV (Germany), Gtd. Notes, 144A	1.150%	11/20/15	10,000	10,061,550
Volkswagen International Finance NV (Germany), Gtd. Notes, 144A	2.375%	03/22/17	10,050	10,338,435

				397,630,082

Banking — 24.5%
Abbey National Treasury Services PLC (United Kingdom), Bank Gtd. Notes	2.875%	04/25/14	2,425	2,428,781
Abbey National Treasury Services PLC, (United Kingdom), Bank Gtd. Notes, 144A	3.875%	11/10/14	7,250	7,398,125
American Express Co., Sr. Unsec’d. Notes	1.550%	05/22/18	18,875	18,530,795
American Express Co., Sr. Unsec’d. Notes(b)	7.000%	03/19/18	19,920	23,626,534
American Express Credit Corp., Sr. Unsec’d. Notes	2.125%	07/27/18	19,190	19,279,387
American Express Credit Corp., Sr. Unsec’d. Notes, MTN(b)	2.375%	03/24/17	10,000	10,357,590

American Express Credit Corp., Sr. Unsec’d. Notes, MTN(b)	2.800%		09/19/16	5,650	5,892,391
Bank of America Corp., Jr. Sub. Notes	8.125	%(a)	12/29/49	10,000	11,425,000
Bank of America Corp., Jr. Sub. Notes, Series K	8.000	%(a)	12/29/49	10,101	11,439,382
Bank of America Corp., Sr. Unsec’d. Notes(b)	2.000%		01/11/18	35,235	35,169,005
Bank of America Corp., Sr. Unsec’d. Notes	2.650%		04/01/19	20,320	20,384,800
Bank of America Corp., Sr. Unsec’d. Notes(b)	4.750%		08/01/15	7,925	8,328,874
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	47,395	53,768,016
Bank of America Corp., Sr. Unsec’d. Notes	2.600%		01/15/19	47,055	47,240,632
Bank of America Corp., Sr. Unsec’d. Notes	5.625%		10/14/16	7,144	7,893,699
Bank of America Corp., Sr. Unsec’d. Notes, MTN(b)	5.650%		05/01/18	5,000	5,652,170
Bank of America Corp., Sr. Unsec’d. Notes	5.750%		12/01/17	30,860	34,937,902
Bank of America Corp., Sr. Unsec’d. Notes	6.500%		08/01/16	5,000	5,600,270
Bank of America Corp., Sr. Unsec’d. Notes, Series 1	3.750%		07/12/16	10,000	10,575,070
Bank of America Corp., Sub. Notes	5.750%		08/15/16	10,000	10,954,900
Bank of America NA, Sub. Notes	5.300%		03/15/17	10,500	11,554,683
Bank of America NA, Sub. Notes	6.000%		06/15/16	10,000	11,004,360
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	1.400%		09/11/17	9,995	9,945,335
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	2.300%		03/10/19	20,200	20,132,936
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A(b)	2.450%		09/11/15	8,500	8,692,780
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes(b)	2.500%		02/20/19	6,300	6,311,000
BB&T Corp., Sr. Unsec’d. Notes, MTN(b)	1.450%		01/12/18	16,300	16,097,554
BB&T Corp., Sr. Unsec’d. Notes, MTN	1.600%		08/15/17	13,300	13,338,636
BB&T Corp., Sr. Unsec’d. Notes, MTN	2.050%		06/19/18	4,875	4,876,599
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850%		04/01/21	19,375	19,102,607
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.150%		11/21/18	3,675	3,645,821
Capital One Bank USA NA, Sub. Notes	8.800%		07/15/19	7,995	10,261,830
Capital One Financial Corp., Sr. Unsec’d. Notes	3.150%		07/15/16	20,250	21,178,604
Capital One Financial Corp., Sr. Unsec’d. Notes	5.250%		02/21/17	11,913	13,091,184
Capital One Financial Corp., Sr. Unsec’d. Notes	6.750%		09/15/17	32,225	37,562,137
Capital One Financial Corp., Sr. Unsec’d. Notes	7.375%		05/23/14	10,409	10,510,082
Citigroup, Inc., Sr. Unsec’d. Notes(b)	2.500%		09/26/18	10,245	10,300,620
Citigroup, Inc., Sr. Unsec’d. Notes(b)	3.953%		06/15/16	98,800	104,686,702
Citigroup, Inc., Sr. Unsec’d. Notes	4.450%		01/10/17	29,000	31,320,783
Citigroup, Inc., Sr. Unsec’d. Notes	4.587%		12/15/15	16,190	17,171,907
Citigroup, Inc., Sr. Unsec’d. Notes	4.750%		05/19/15	29,925	31,245,680
Citigroup, Inc., Sr. Unsec’d. Notes	6.125%		05/15/18	7,780	8,941,748
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	15,000	19,111,200
Citigroup, Inc., Sub. Notes	4.875%		05/07/15	9,750	10,157,940
Citigroup, Inc., Sub. Notes	5.000%		09/15/14	17,280	17,614,627
Citigroup, Inc., Sub. Notes(b)	5.500%		02/15/17	6,000	6,622,932
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	28,905	28,774,465
Discover Financial Services, Sr. Unsec’d. Notes	6.450%		06/12/17	4,112	4,670,948
Fifth Third Bancorp, Sr. Unsec’d. Notes	2.300%		03/01/19	7,600	7,546,937
Fifth Third Bancorp, Sr. Unsec’d. Notes(b)	3.625%		01/25/16	7,565	7,937,221
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.375%		01/22/18	55,125	55,491,250
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(b)	2.900%		07/19/18	16,050	16,367,694
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(b)	3.300%		05/03/15	20,000	20,540,340
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(b)	3.625%		02/07/16	31,759	33,260,566
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	3.700%		08/01/15	21,620	22,419,918
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.350%		01/15/16	5,000	5,376,925
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.375%		03/15/20	10,000	11,157,380
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(b)	5.950%		01/18/18	36,835	41,715,159
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(b)	6.150%		04/01/18	24,250	27,722,406

Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	7.500%		02/15/19	25,727	31,124,216
Goldman Sachs Group, Inc. (The), Unsec’d. Notes	2.625%		01/31/19	5,000	4,987,190
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A(b)	1.500%		05/15/18	35,000	34,282,255
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	3.100%		05/24/16	13,200	13,811,635
HSBC Bank USA NA, Sub. Notes	4.875%		08/24/20	12,865	13,968,405
HSBC USA, Inc., Sr. Unsec’d. Notes	2.375%		02/13/15	30	30,512
HSBC USA, Inc., Sr. Unsec’d. Notes(b)	2.625%		09/24/18	9,855	10,086,947
Huntington Bancshares, Inc., Sr. Unsec’d. Notes(b)	2.600%		08/02/18	13,660	13,752,232
JPMorgan Chase & Co., Jr. Sub. Notes(b)	7.900	%(a)	04/29/49	14,000	15,820,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	1.800%		01/25/18	20,500	20,452,563
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.000%		08/15/17	18,875	19,134,493
JPMorgan Chase & Co., Sr. Unsec’d. Notes(b)	2.350%		01/28/19	15,585	15,626,129
JPMorgan Chase & Co., Sr. Unsec’d. Notes(b)	2.600%		01/15/16	10,000	10,282,020
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.150%		07/05/16	38,725	40,523,738
JPMorgan Chase & Co., Sr. Unsec’d. Notes(b)	3.450%		03/01/16	30,000	31,416,840
JPMorgan Chase & Co., Sr. Unsec’d. Notes(b)	6.000%		01/15/18	40,000	45,908,520
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	51,565	60,624,042
JPMorgan Chase & Co., Sub. Notes(b)	5.150%		10/01/15	14,600	15,494,250
JPMorgan Chase & Co., Sub. Notes(b)	5.250%		05/01/15	11,000	11,509,553
KeyBank NA, Sr. Unsec’d. Notes(b)	1.650%		02/01/18	10,425	10,347,626
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes(b)	2.300%		11/27/18	5,850	5,844,209
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes(b)	4.200%		03/28/17	9,975	10,780,232
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	4.375%		01/12/15	23,900	24,603,855
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	5.800%		01/13/20	24,810	28,452,406
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes(b)	2.300%		01/30/19	23,960	23,892,792
Merrill Lynch & Co, Inc., Sr. Unsec’d. Notes, MTN(b)	6.875%		04/25/18	30,840	36,369,920
Merrill Lynch & Co, Inc., Sub. Notes(b)	6.050%		05/16/16	12,000	13,116,084
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%		03/21/18	5,750	5,691,063
Morgan Stanley, Notes, MTN	4.000%		07/24/15	17,000	17,690,540
Morgan Stanley, Notes, MTN	6.625%		04/01/18	25,000	29,144,025
Morgan Stanley, Sr. Unsec’d. Notes(b)	2.125%		04/25/18	26,790	26,731,303
Morgan Stanley, Sr. Unsec’d. Notes(b)	2.500%		01/24/19	18,900	18,847,363
Morgan Stanley, Sr. Unsec’d. Notes	3.450%		11/02/15	22,000	22,839,454
Morgan Stanley, Sr. Unsec’d. Notes(b)	3.800%		04/29/16	14,000	14,745,626
Morgan Stanley, Sr. Unsec’d. Notes, MTN	4.100%		01/26/15	8,345	8,584,418
Morgan Stanley, Sr. Unsec’d. Notes	4.750%		03/22/17	40,000	43,653,160
Morgan Stanley, Sr. Unsec’d. Notes	5.375%		10/15/15	475	506,390
Morgan Stanley, Sr. Unsec’d. Notes, MTN(b)	5.550%		04/27/17	14,875	16,593,732
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	5,498	6,253,552
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.750%		10/18/16	20,272	22,498,474
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.000%		05/13/14	5,614	5,648,616
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.000%		04/28/15	9,590	10,123,137
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.250%		08/28/17	11,493	13,153,497
Morgan Stanley, Sub. Notes(b)	4.750%		04/01/14	10,000	10,000,000
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	2.375%		04/04/19	15,850	15,781,845
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	3.125%		03/20/17	15,400	16,173,234
PNC Bank NA, Sr. Unsec’d. Notes	2.200%		01/28/19	35,425	35,309,479
PNC Funding Corp., Bank Gtd. Notes	2.700%		09/19/16	11,950	12,420,448
PNC Funding Corp., Bank Gtd. Notes	5.250%		11/15/15	17,056	18,212,533

Royal Bank of Scotland Group PLC (The) (United Kingdom), Bank Gtd. Notes(b)	4.375%		03/16/16	25,847	27,477,765
Royal Bank of Scotland Group PLC (The) (United Kingdom), Bank Gtd. Notes, 144A	4.875%		08/25/14	5,250	5,334,987
Royal Bank of Scotland Group PLC (The) (United Kingdom), Bank Gtd. Notes	4.875%		03/16/15	10,000	10,396,420
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes(b)	2.550%		09/18/15	4,135	4,222,699
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%		09/24/15	5,580	5,746,401
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	4.625%		04/19/16	3,055	3,258,915
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A	2.375%		03/25/19	44,760	44,639,775
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	1.500%		01/18/18	20,270	19,965,403
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes(b)	1.800%		07/18/17	19,221	19,325,851
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	2.450%		01/10/19	8,680	8,759,682
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.350%		11/01/18	17,695	17,701,317
Svenska Handelsbanken AB (Sweden), Bank Gtd. Notes(b)	2.875%		04/04/17	5,000	5,208,790
Svenska Handelsbanken AB (Sweden), Sr. Unsec’d. Notes(b)	2.500%		01/25/19	15,325	15,448,581
Union Bank NA, Sr. Unsec’d. Notes	2.625%		09/26/18	17,785	18,121,617
US Bancorp, Jr. Sub. Notes	3.442%		02/01/16	10,000	10,438,760
Wachovia Bank NA, Sub. Notes(b)	6.000%		11/15/17	12,525	14,430,503
Wells Fargo & Co., Jr. Sub. Notes(b)	7.980	%(a)	12/31/49	17,472	19,852,560
Wells Fargo & Co., Sr. Unsec’d. Notes(b)	1.500%		01/16/18	29,250	28,970,779

					2,320,490,177

Brokerage — 0.6%
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	2.200%		07/25/18	3,950	3,976,809
Jefferies Group LLC, Sr. Unsec’d. Notes(b)	3.875%		11/09/15	4,150	4,319,664
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(c)(d)	5.625%		01/24/13	1,000	238,750
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(c)(d)	6.000%		07/19/12	900	213,750
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(c)(d)	5.250%		02/06/12	1,520	361,000
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, GMTN(b)	2.750%		03/19/19	32,025	31,831,377
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16	14,300	14,477,806

					55,419,156

Building Materials & Construction — 0.3%
D.R. Horton, Inc., Gtd. Notes(b)	3.625%		02/15/18	11,000	11,165,000
Mohawk Industries, Inc., Sr. Unsec’d. Notes	6.125%		01/15/16	5,239	5,658,120
Toll Brothers Finance Corp., Gtd. Notes	4.000%		12/31/18	8,050	8,251,250

					25,074,370

Cable — 2.7%
Comcast Corp., Gtd. Notes(b)	4.950%		06/15/16	11,860	12,895,674
Comcast Corp., Gtd. Notes	5.150%		03/01/20	11,603	13,138,460
Comcast Corp., Gtd. Notes	5.700%		07/01/19	9,000	10,435,032
Comcast Corp., Gtd. Notes	5.900%		03/15/16	10,617	11,669,060
Comcast Corp., Gtd. Notes	6.500%		01/15/17	8,673	9,901,981
COX Communications, Inc., Sr. Unsec’d. Notes (original cost $1,049,828; purchased 01/29/09)(b)(e)(f)	5.450%		12/15/14	1,132	1,170,037
COX Communications, Inc., Sr. Unsec’d. Notes (original cost $4,505,440; purchased 08/17/10)(e)(f)	5.500%		10/01/15	4,000	4,265,096
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%		07/15/18	5,000	5,812,500
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes(b)	1.750%		01/15/18	14,900	14,667,560
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	2.400%		03/15/17	14,850	15,174,146

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500%	03/01/16	23,450	24,511,277
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.550%	03/15/15	1,560	1,602,772
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	4.750%	10/01/14	15,685	15,991,689
DISH DBS Corp., Gtd. Notes	4.250%	04/01/18	10,000	10,437,500
DISH DBS Corp., Gtd. Notes	6.625%	10/01/14	10,400	10,660,000
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	13,525	13,227,166
NBCUniversal Media LLC, Gtd. Notes	2.875%	04/01/16	15,637	16,255,553
Time Warner Cable, Inc., Gtd. Notes	3.500%	02/01/15	6,600	6,759,984
Time Warner Cable, Inc., Gtd. Notes	5.850%	05/01/17	11,068	12,443,443
Time Warner Cable, Inc., Gtd. Notes(b)	6.750%	07/01/18	6,442	7,551,473
Time Warner Cable, Inc., Gtd. Notes	7.500%	04/01/14	3,870	3,870,000
Time Warner Cable, Inc., Gtd. Notes(b)	8.250%	04/01/19	9,759	12,159,285
Time Warner Cable, Inc., Gtd. Notes(b)	8.750%	02/14/19	10,135	12,821,008
UPC Holding BV (Netherlands), Sec’d. Notes, 144A	9.875%	04/15/18	4,000	4,215,000
Videotron Ltd. (Canada), Gtd. Notes	9.125%	04/15/18	4,046	4,197,725

				255,833,421

Capital Goods — 2.7%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%	05/08/17	8,490	8,547,961
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN(b)	1.250%	11/06/17	14,485	14,374,436
Caterpillar, Inc., Sr. Unsec’d. Notes	1.500%	06/26/17	16,225	16,235,676
CNH Capital LLC, Gtd. Notes	3.250%	02/01/17	13,125	13,387,500
Crane Co., Sr. Unsec’d. Notes	2.750%	12/15/18	9,500	9,528,339
Eaton Corp., Gtd. Notes	1.500%	11/02/17	12,250	12,191,029
Emerson Electric Co., Sr. Unsec’d. Notes	4.125%	04/15/15	3,000	3,109,401
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,970,240; purchased 10/10/12)(e)(f)	1.400%	04/15/16	2,975	2,989,899
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $3,519,014; purchased 03/12/12)(b)(e)(f)	2.750%	03/15/17	3,520	3,631,140
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,046,966; purchased 07/18/13)(e)(f)	2.800%	11/01/18	2,050	2,086,978
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $11,062,000; purchased 07/17/12)(e)(f)	5.600%	05/01/15	10,000	10,507,340
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $815,000; purchased 05/08/09)(e)(f)	5.900%	11/15/15	1,000	1,077,867
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $5,150,587; purchased 12/17/10-11/05/13)(e)(f)	6.375%	10/15/17	4,461	5,135,280
Federal Express Corp. 2012 Pass-Through Trust, Pass-Through Certificates, 144A	2.625%	01/15/18	7,733	7,885,849
Heathrow Funding Ltd. (United Kingdom), Sr. Sec’d. Notes, 144A	2.500%	06/25/15	10,000	10,120,590
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes, 144A	2.875%	01/15/19	3,715	3,703,955
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN(b)	2.000%	01/13/17	11,475	11,741,186
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $1,924,249; purchased 07/10/12)(e)(f)	2.500%	07/11/14	1,925	1,934,234
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $10,035,126; purchased 09/24/12)(e)(f)	2.500%	03/15/16	10,050	10,301,019
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $8,505,755; purchased 05/08/12-05/09/12)(e)(f)	3.125%	05/11/15	8,500	8,709,432
Pentair Finance SA, Gtd. Notes	1.350%	12/01/15	7,750	7,790,703

Pentair Finance SA, Gtd. Notes	1.875%	09/15/17	4,100	4,085,851
Roper Industries, Inc., Sr. Unsec’d. Notes	1.850%	11/15/17	6,770	6,798,583
Timken Co., Sr. Unsec’d. Notes	6.000%	09/15/14	2,665	2,724,046
Tyco International Finance SA, Gtd. Notes	3.375%	10/15/15	358	370,459
United Parcel Service, Inc., Sr. Unsec’d. Notes	5.125%	04/01/19	25,400	28,791,027
United Technologies Corp., Sr. Unsec’d. Notes	1.800%	06/01/17	13,490	13,715,445
Waste Management, Inc., Gtd. Notes(b)	2.600%	09/01/16	11,133	11,529,201
Waste Management, Inc., Gtd. Notes	6.375%	03/11/15	1,000	1,052,230
Xylem, Inc., Gtd. Notes	3.550%	09/20/16	20,030	21,114,224

				255,170,880

Chemicals — 1.7%
Ashland, Inc., Sr. Unsec’d. Notes(b)	3.875%	04/15/18	15,000	15,487,500
Cabot Corp., Sr. Unsec’d. Notes	2.550%	01/15/18	19,425	19,521,348
Dow Chemical Co. (The), Sr. Unsec’d. Notes	8.550%	05/15/19	15,000	19,206,690
Eastman Chemical Co., Sr. Unsec’d. Notes	2.400%	06/01/17	8,770	8,936,621
Eastman Chemical Co., Sr. Unsec’d. Notes	3.000%	12/15/15	3,950	4,080,761
Ecolab, Inc., Sr. Unsec’d. Notes	1.450%	12/08/17	15,600	15,401,412
Ecolab, Inc., Sr. Unsec’d. Notes(b)	3.000%	12/08/16	21,965	23,016,509
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	23,574	26,248,682
Potash Corp. of Saskatchewan, Inc. (Canada), Sr. Unsec’d. Notes	5.250%	05/15/14	3,800	3,820,520
PPG Industries, Inc., Sr. Unsec’d. Notes	1.900%	01/15/16	4,665	4,744,818
Rohm & Haas Co., Sr. Unsec’d. Notes	6.000%	09/15/17	4,739	5,386,703
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	1.350%	12/15/17	13,325	13,121,154

				158,972,718

Consumer — 1.7%
ADT Corp. (The), Sr. Unsec’d. Notes(b)	2.250%	07/15/17	30,076	29,719,269
Amazon.com, Inc., Sr. Unsec’d. Notes(b)	1.200%	11/29/17	21,545	21,331,877
Mattel, Inc., Sr. Unsec’d. Notes	2.500%	11/01/16	4,000	4,128,480
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	2.000%	06/15/15	3,425	3,466,552
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	2.050%	12/01/17	7,090	7,110,150
QVC, Inc., Sr. Sec’d. Notes, 144A	7.500%	10/01/19	10,475	11,145,913
Service Corp. International, Sr. Unsec’d. Notes	7.000%	05/15/19	10,725	11,355,094
Unilever Capital Corp. (Netherlands), Gtd. Notes(b)	0.850%	08/02/17	34,600	34,006,229
VF Corp., Sr. Unsec’d. Notes	5.950%	11/01/17	15,915	18,313,470
Western Union Co. (The), Sr. Unsec’d. Notes	2.375%	12/10/15	7,750	7,930,296
Whirlpool Corp., Sr. Unsec’d. Notes	2.400%	03/01/19	12,725	12,618,912
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	8.600%	05/01/14	3,000	3,018,414

				164,144,656

Electric — 4.2%
AES Corp. (The), Sr. Unsec’d. Notes	8.000%	10/15/17	5,000	5,918,750
Alliant Energy Corp., Sr. Unsec’d. Notes	4.000%	10/15/14	2,000	2,036,130
Ameren Corp., Sr. Unsec’d. Notes	8.875%	05/15/14	8,692	8,775,269
American Electric Power Co, Inc., Sr. Unsec’d. Notes	1.650%	12/15/17	19,295	19,171,898
CenterPoint Energy, Inc., Sr. Unsec’d. Notes(b)	5.950%	02/01/17	12,400	13,860,001
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	6.850%	06/01/15	5,157	5,522,425
CMS Energy Corp., Sr. Unsec’d. Notes	4.250%	09/30/15	25,144	26,331,727
CMS Energy Corp., Sr. Unsec’d. Notes	6.550%	07/17/17	5,000	5,741,335
Commonwealth Edison Co., First Mortgage	2.150%	01/15/19	5,375	5,350,297
Commonwealth Edison Co., First Mortgage	4.700%	04/15/15	10,000	10,398,500
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	5.550%	04/01/14	2,500	2,500,000
Dayton Power & Light Co. (The), First Mortgage, 144A	1.875%	09/15/16	3,450	3,499,342
Dominion Resources, Inc., Sr. Unsec’d. Notes	1.950%	08/15/16	10,100	10,290,425
DTE Energy Co., Sr. Unsec’d. Notes	7.625%	05/15/14	1,550	1,562,851
Duke Energy Corp., Sr. Unsec’d. Notes	1.625%	08/15/17	17,455	17,492,616
Duke Energy Corp., Sr. Unsec’d. Notes	2.100%	06/15/18	4,350	4,363,629

Duke Energy Corp., Sr. Unsec’d. Notes	2.150%	11/15/16	10,080	10,352,190
Enel Finance International NV (Italy), Gtd. Notes, 144A	3.875%	10/07/14	15,080	15,311,749
Entergy Corp., Sr. Unsec’d. Notes	3.625%	09/15/15	2,500	2,587,608
Entergy Corp., Sr. Unsec’d. Notes	4.700%	01/15/17	7,460	7,908,928
Entergy Louisiana LLC, First Mortgage	1.875%	12/15/14	3,545	3,579,581
Entergy Texas, Inc., First Mortgage	3.600%	06/01/15	2,475	2,554,329
Exelon Corp., Sr. Unsec’d. Notes	4.900%	06/15/15	11,718	12,258,715
FirstEnergy Corp., Sr. Unsec’d. Notes(b)	2.750%	03/15/18	10,850	10,817,070
Iberdrola Finance Ireland Ltd. (Ireland), Gtd. Notes, 144A	3.800%	09/11/14	11,025	11,169,207
Interstate Power & Light Co., Sr. Unsec’d. Notes	3.300%	06/15/15	3,200	3,282,496
IPALCO Enterprises, Inc., Sr. Sec’d. Notes, 144A	7.250%	04/01/16	7,745	8,500,137
LG&E and KU Energy LLC, Sr. Unsec’d. Notes	2.125%	11/15/15	17,800	18,091,457
Nevada Power Co., General Ref. Mortgage	5.875%	01/15/15	23,350	24,316,737
NextEra Energy Capital Holdings, Inc., Gtd. Notes	1.200%	06/01/15	5,480	5,505,263
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.600%	09/01/15	8,300	8,499,723
Niagara Mohawk Power Corp. (United Kingdom), Sr. Unsec’d. Notes, 144A	3.553%	10/01/14	4,750	4,822,784
Ohio Power Co., Sr. Unsec’d. Notes	6.000%	06/01/16	10,366	11,464,101
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	6.375%	01/15/15	3,000	3,130,563
Peco Energy Co., First Mortgage	5.000%	10/01/14	2,685	2,744,497
Pepco Holdings, Inc., Sr. Unsec’d. Notes	2.700%	10/01/15	5,100	5,214,495
PG&E Corp., Sr. Unsec’d. Notes	2.400%	03/01/19	18,060	17,942,447
PSEG Power LLC, Gtd. Notes	2.450%	11/15/18	2,325	2,325,823
PSEG Power LLC, Gtd. Notes	2.750%	09/15/16	16,085	16,716,803
Southern Co. (The), Sr. Unsec’d. Notes	1.950%	09/01/16	20,455	20,951,218
Southern Co. (The), Sr. Unsec’d. Notes	2.450%	09/01/18	7,050	7,149,941
Southern Co. (The), Sr. Unsec’d. Notes	4.150%	05/15/14	1,500	1,506,584
Southwestern Electric Power Co., Sr. Unsec’d. Notes	4.900%	07/01/15	6,811	7,105,651
TECO Finance, Inc., Gtd. Notes	4.000%	03/15/16	4,000	4,231,936
TECO Finance, Inc., Gtd. Notes	6.572%	11/01/17	2,000	2,315,752
TransAlta Corp (Canada), Sr. Unsec’d. Notes(b)	4.750%	01/15/15	3,860	3,975,815
Wisconsin Electric Power Co., Sr. Unsec’d. Notes	6.000%	04/01/14	435	435,000

				399,583,795

Energy - Integrated — 1.2%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(b)	1.375%	11/06/17	12,850	12,798,960
BP Capital Markets PLC (United Kingdom), Gtd. Notes(b)	1.375%	05/10/18	25,300	24,766,701
BP Capital Markets PLC (United Kingdom), Gtd. Notes(b)	1.846%	05/05/17	10,050	10,206,730
BP Capital Markets PLC (United Kingdom), Gtd. Notes, MTN(b)	2.241%	09/26/18	9,950	10,026,038
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.200%	03/11/16	8,375	8,779,136
Chevron Corp., Sr. Unsec’d. Notes(b)	1.718%	06/24/18	23,445	23,365,475
PC Financial Partnership (Canada), Gtd. Notes	5.000%	11/15/14	1,598	1,640,730
Shell International Finance BV (Netherlands), Gtd. Notes	1.900%	08/10/18	3,350	3,352,546
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	10,718	12,379,601
Total Capital International SA (France), Gtd. Notes(b)	1.500%	02/17/17	5,245	5,323,706

				112,639,623

Energy - Other — 2.6%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%	09/15/17	48,705	55,758,215
Cameron International Corp., Sr. Unsec’d. Notes	1.166%	06/02/14	15,425	15,446,487
Cameron International Corp., Sr. Unsec’d. Notes	1.600%	04/30/15	3,615	3,650,554
Cameron International Corp., Sr. Unsec’d. Notes	6.375%	07/15/18	4,309	4,986,560
Devon Energy Corp., Sr. Unsec’d. Notes(b)	1.875%	05/15/17	10,105	10,178,302
Devon Energy Corp., Sr. Unsec’d. Notes	2.250%	12/15/18	11,900	11,835,871
Devon Energy Corp., Sr. Unsec’d. Notes	2.400%	07/15/16	2,000	2,055,468
Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.500%	03/01/16	4,300	4,504,633
Nabors Industries, Inc., Gtd. Notes	6.150%	02/15/18	15,755	17,823,127

Nabors Industries, Inc., Gtd. Notes, 144A	2.350%	09/15/16	2,485	2,542,254
National Oilwell Varco, Inc., Sr. Unsec’d. Notes(b)	1.350%	12/01/17	5,360	5,303,280
Noble Holding International Ltd., Gtd. Notes	2.500%	03/15/17	3,095	3,149,008
Occidental Petroleum Corp., Sr. Unsec’d. Notes	1.750%	02/15/17	17,285	17,513,421
Phillips 66, Gtd. Notes	2.950%	05/01/17	6,430	6,707,615
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.650%	03/15/17	5,250	5,975,225
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%	05/01/18	19,140	22,381,665
Schlumberger Norge AS, Gtd. Notes, 144A	1.250%	08/01/17	7,430	7,362,981
Schlumberger Norge AS, Gtd. Notes, 144A	1.950%	09/14/16	9,210	9,429,981
Transocean, Inc., Gtd. Notes	2.500%	10/15/17	14,120	14,211,003
Transocean, Inc., Gtd. Notes	5.050%	12/15/16	3,375	3,670,927
Weatherford International Ltd., Gtd. Notes	5.500%	02/15/16	4,850	5,211,286
Weatherford International Ltd., Gtd. Notes	6.350%	06/15/17	10,350	11,711,336
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	4.500%	11/10/14	4,800	4,909,613

				246,318,812

Foods — 3.9%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	1.375%	07/15/17	31,050	31,095,706
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.375%	01/15/20	10,000	11,479,840
Beam, Inc., Sr. Unsec’d. Notes(b)	1.875%	05/15/17	8,465	8,476,716
Bunge Ltd. Finance Corp., Gtd. Notes	5.350%	04/15/14	4,400	4,406,336
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $8,084,286; purchased 02/21/12)(e)(f)	1.900%	03/01/17	8,100	8,201,436
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	2.125%	09/15/15	10,000	10,178,960
Coca-Cola Femsa SAB de CV (Mexico), Gtd. Notes	2.375%	11/26/18	25,500	25,474,500
ConAgra Foods, Inc., Sr. Unsec’d. Notes	1.900%	01/25/18	13,195	13,083,595
ConAgra Foods, Inc., Sr. Unsec’d. Notes	2.100%	03/15/18	12,275	12,214,226
ConAgra Foods, Inc., Sr. Unsec’d. Notes	5.875%	04/15/14	6,000	6,010,968
Delhaize Group SA (Belgium), Gtd. Notes(b)	6.500%	06/15/17	11,745	13,312,840
Diageo Capital PLC (United Kingdom), Gtd. Notes(b)	1.500%	05/11/17	9,235	9,296,948
Dr. Pepper Snapple Group, Inc., Gtd. Notes	2.900%	01/15/16	14,744	15,283,026
General Mills, Inc., Sr. Unsec’d. Notes	5.200%	03/17/15	1,000	1,043,761
Heineken NV (Netherlands), Sr. Unsec’d. Notes, 144A	1.400%	10/01/17	16,325	16,253,676
Kellogg Co., Sr. Unsec’d. Notes(b)	1.750%	05/17/17	4,925	4,959,554
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	2.250%	06/05/17	10,720	10,988,600
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	6.125%	08/23/18	11,431	13,266,007
Kroger Co. (The), Gtd. Notes	6.400%	08/15/17	9,800	11,249,028
Kroger Co. (The), Sr. Unsec’d. Notes	2.300%	01/15/19	4,125	4,085,792
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	3.500%	11/01/14	13,335	13,551,427
Molson Coors Brewing Co., Gtd. Notes(b)	2.000%	05/01/17	10,975	11,086,824
Mondelez International, Inc., Sr. Unsec’d. Notes	4.125%	02/09/16	10,250	10,833,615
Nabisco, Inc., Sr. Unsec’d. Notes	7.550%	06/15/15	4,393	4,751,337
SABMiller Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	2.450%	01/15/17	30,990	31,867,296
Starbucks Corp., Sr. Unsec’d. Notes	2.000%	12/05/18	8,045	7,983,914
Tesco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	2.000%	12/05/14	11,350	11,449,732
Tyson Foods, Inc., Gtd. Notes	6.600%	04/01/16	21,250	23,469,138
WM Wrigley Jr Co., Sr. Unsec’d. Notes, 144A	2.000%	10/20/17	7,390	7,407,913
WM Wrigley Jr Co., Sr. Unsec’d. Notes, 144A	2.900%	10/21/19	2,550	2,572,983
Woolworths Ltd. (Australia), Gtd. Notes, 144A	2.550%	09/22/15	1,766	1,808,760
Yum! Brands, Inc., Sr. Unsec’d. Notes	4.250%	09/15/15	10,345	10,843,081
Yum! Brands, Inc., Sr. Unsec’d. Notes	6.250%	04/15/16	5,300	5,826,990

				373,814,525

Healthcare & Pharmaceutical — 6.2%
AbbVie, Inc., Sr. Unsec’d. Notes	1.750%	11/06/17	39,375	39,499,425
AbbVie, Inc., Sr. Unsec’d. Notes	2.000%	11/06/18	15,000	14,875,050
Actavis PLC, Sr. Unsec’d. Notes	1.875%	10/01/17	14,010	13,947,011

Allergan, Inc., Sr. Unsec’d. Notes	5.750%	04/01/16	15,900	17,460,823
Amgen, Inc., Sr. Unsec’d. Notes	2.125%	05/15/17	26,975	27,503,791
Amgen, Inc., Sr. Unsec’d. Notes	2.300%	06/15/16	23,775	24,456,201
Amgen, Inc., Sr. Unsec’d. Notes	6.150%	06/01/18	6,000	6,981,018
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	5.900%	09/15/17	10,000	11,496,180
Baxter International, Inc., Sr. Unsec’d. Notes	1.850%	01/15/17	6,765	6,881,453
Baxter International, Inc., Sr. Unsec’d. Notes	1.850%	06/15/18	6,190	6,154,804
Cardinal Health, Inc., Sr. Unsec’d. Notes	1.700%	03/15/18	9,455	9,372,099
Cardinal Health, Inc., Sr. Unsec’d. Notes	1.900%	06/15/17	8,050	8,105,159
CareFusion Corp., Sr. Unsec’d. Notes	5.125%	08/01/14	16,475	16,715,832
Celgene Corp., Sr. Unsec’d. Notes	1.900%	08/15/17	5,555	5,604,106
Celgene Corp., Sr. Unsec’d. Notes	2.300%	08/15/18	17,100	17,112,859
Celgene Corp., Sr. Unsec’d. Notes	2.450%	10/15/15	6,840	7,003,182
Covidien International Finance SA, Gtd. Notes	1.350%	05/29/15	11,020	11,108,634
CR Bard, Inc., Sr. Unsec’d. Notes	1.375%	01/15/18	11,225	11,010,154
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875%	10/15/18	10,525	10,597,865
Express Scripts Holding Co., Gtd. Notes	2.100%	02/12/15	6,675	6,760,053
Express Scripts Holding Co., Gtd. Notes(b)	2.650%	02/15/17	26,467	27,371,377
Express Scripts Holding Co., Gtd. Notes	3.125%	05/15/16	7,300	7,605,250
Express Scripts Holding Co., Gtd. Notes	3.500%	11/15/16	18,110	19,174,814
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.050%	12/01/16	9,700	10,199,841
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	1.500%	05/08/17	24,125	24,264,418
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.200%	08/23/17	14,785	14,964,386
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes(b)	2.500%	11/01/18	8,100	8,071,577
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	5.625%	12/15/15	4,372	4,694,186
Life Technologies Corp., Sr. Unsec’d. Notes	3.500%	01/15/16	14,150	14,742,786
Life Technologies Corp., Sr. Unsec’d. Notes	4.400%	03/01/15	4,500	4,645,485
McKesson Corp., Sr. Unsec’d. Notes	2.284%	03/15/19	24,800	24,595,772
McKesson Corp., Sr. Unsec’d. Notes	3.250%	03/01/16	2,310	2,406,784
Medco Health Solutions, Inc., Gtd. Notes	2.750%	09/15/15	3,355	3,440,277
Medco Health Solutions, Inc., Gtd. Notes	7.125%	03/15/18	2,810	3,315,429
Merck & Co., Inc., Sr. Unsec’d. Notes	1.300%	05/18/18	14,340	14,021,623
Mylan, Inc., Gtd. Notes	2.600%	06/24/18	7,855	7,913,983
Mylan, Inc., Sr. Unsec’d. Notes	2.550%	03/28/19	3,195	3,160,775
Perrigo Co. PLC, Gtd. Notes, 144A	2.300%	11/08/18	8,350	8,259,352
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	6.000%	03/01/19	12,886	15,139,246
Sanofi (France), Sr. Unsec’d. Notes	1.250%	04/10/18	8,225	8,046,731
Teva Pharmaceutical Finance Co. BV (Israel), Gtd. Notes	2.400%	11/10/16	18,420	19,032,631
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes(b)	2.250%	08/15/16	33,005	33,826,593
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes(b)	2.400%	02/01/19	4,985	4,964,153
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.200%	03/01/16	6,385	6,656,394
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, Gtd. Notes	7.750%	09/15/18	6,000	6,405,000
Zoetis, Inc., Sr. Unsec’d. Notes	1.150%	02/01/16	4,850	4,869,274
Zoetis, Inc., Sr. Unsec’d. Notes	1.875%	02/01/18	10,650	10,577,133

				585,010,969

Healthcare Insurance — 2.0%
Aetna, Inc., Sr. Unsec’d. Notes	1.500%	11/15/17	3,000	2,993,799
Aetna, Inc., Sr. Unsec’d. Notes	1.750%	05/15/17	10,655	10,759,376
Aetna, Inc., Sr. Unsec’d. Notes	2.200%	03/15/19	10,125	10,039,555
Aetna, Inc., Sr. Unsec’d. Notes	6.500%	09/15/18	2,650	3,125,378
Cigna Corp., Sr. Unsec’d. Notes	2.750%	11/15/16	20,415	21,270,572
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.950%	03/15/17	19,180	21,604,812
Coventry Health Care, Inc., Sr. Unsec’d. Notes	6.300%	08/15/14	10,575	10,790,159
Humana, Inc., Sr. Unsec’d. Notes	6.450%	06/01/16	3,500	3,887,580

UnitedHealth Group, Inc., Sr. Unsec’d. Notes	1.400%	10/15/17	4,750	4,737,142
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.375%	03/15/16	23,015	25,048,122
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%	02/15/18	15,075	17,349,139
WellPoint, Inc., Sr. Unsec’d. Notes(b)	1.875%	01/15/18	41,195	40,886,532
Wellpoint, Inc., Sr. Unsec’d. Notes	2.300%	07/15/18	12,975	13,010,902

				185,503,068

Insurance — 3.2%
Allied World Assurance Co. Ltd., Gtd. Notes	7.500%	08/01/16	5,090	5,788,424
American International Group, Inc., Sr. Unsec’d. Notes	3.800%	03/22/17	39,295	42,041,720
American International Group, Inc., Sr. Unsec’d. Notes(b)	4.875%	09/15/16	14,225	15,519,447
American International Group, Inc., Sr. Unsec’d. Notes	5.050%	10/01/15	5,000	5,313,500
American International Group, Inc., Sr. Unsec’d. Notes, MTN(b)	5.450%	05/18/17	18,736	20,908,289
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.600%	10/18/16	2,500	2,767,888
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	15,000	17,141,415
Aon Corp. (United Kingdom), Gtd. Notes	3.125%	05/27/16	4,665	4,848,918
Aon Corp. (United Kingdom), Gtd. Notes	3.500%	09/30/15	7,315	7,593,950
Axis Capital Holdings Ltd., Sr. Unsec’d. Notes	5.750%	12/01/14	5,180	5,358,591
Axis Specialty Finance PLC, Gtd. Notes(b)	2.650%	04/01/19	4,160	4,153,835
Berkshire Hathaway Finance Corp., Gtd. Notes	2.900%	10/15/20	25,375	25,720,328
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	6.150%	10/15/15	4,639	4,954,939
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	4.000%	03/30/15	16,425	16,974,712
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	4.000%	10/15/17	7,500	8,059,995
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.700%	08/15/16	3,135	3,521,953
Lincoln National Corp., Sr. Unsec’d. Notes	4.300%	06/15/15	7,135	7,421,185
Markel Corp., Sr. Unsec’d. Notes	7.125%	09/30/19	11,401	13,713,670
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes, MTN	2.550%	10/15/18	5,875	5,951,375
MetLife, Inc., Sr. Unsec’d. Notes	1.756%	12/15/17	12,125	12,228,244
MetLife, Inc., Sr. Unsec’d. Notes	5.000%	06/15/15	5,000	5,263,850
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	1.500%	01/10/18	18,310	17,841,136
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A	2.500%	09/29/15	6,645	6,824,847
New York Life Global Funding, Sec’d. Notes, 144A	2.100%	01/02/19	20,570	20,439,175
Principal Financial Group, Inc., Gtd. Notes(b)	1.850%	11/15/17	5,995	6,011,924
Willis Group Holdings PLC, Gtd. Notes	4.125%	03/15/16	4,065	4,268,474
XL Group PLC (Ireland), Sr. Unsec’d Notes	5.250%	09/15/14	6,300	6,429,938
XLIT Ltd., (Ireland), Gtd. Notes	2.300%	12/15/18	8,750	8,679,737

				305,741,459

Lodging — 1.7%
Carnival Corp., Gtd. Notes	1.875%	12/15/17	25,560	25,375,048
Marriott International, Inc., Sr. Unsec’d. Notes(b)	3.000%	03/01/19	25,350	25,813,271
Marriott International, Inc., Sr. Unsec’d. Notes	3.375%	10/15/20	4,195	4,229,055
Marriott International, Inc., Sr. Unsec’d. Notes	5.810%	11/10/15	22,840	24,551,744
Marriott International, Inc., Sr. Unsec’d. Notes	6.375%	06/15/17	9,400	10,628,016
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%	05/15/18	3,000	3,470,073
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	7.150%	12/01/19	10,218	12,157,223
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	7.375%	11/15/15	16,528	18,097,962
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%	03/01/18	4,190	4,211,113
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.950%	03/01/17	29,568	30,149,189

				158,682,694

Media & Entertainment — 2.1%
21st Century Fox America, Inc., Gtd. Notes	8.000%	10/17/16	30,452	35,564,343

British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	6.100%	02/15/18	10,000	11,405,240
CBS Corp., Gtd. Notes (original cost $7,687,511; purchased 06/11/12-12/16/13)(e)(f)	1.950%	07/01/17	7,702	7,796,881
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	9.125%	08/01/18	13,700	14,628,860
News America, Inc., Gtd. Notes	5.650%	08/15/20	7,180	8,229,522
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes(b)	7.750%	10/15/18	8,000	8,550,000
Thomson Reuters Corp., Sr. Unsec’d. Notes	1.300%	02/23/17	8,700	8,656,117
Time Warner, Inc., Gtd. Notes	3.150%	07/15/15	13,200	13,633,026
Time Warner, Inc., Gtd. Notes	5.875%	11/15/16	31,037	34,780,310
Viacom, Inc., Sr. Unsec’d. Notes	1.250%	02/27/15	9,250	9,305,537
Viacom, Inc., Sr. Unsec’d. Notes	2.500%	12/15/16	9,025	9,352,788
Viacom, Inc., Sr. Unsec’d. Notes	2.500%	09/01/18	6,290	6,360,511
Viacom, Inc., Sr. Unsec’d. Notes	4.250%	09/15/15	4,195	4,406,957
Viacom, Inc., Sr. Unsec’d. Notes	4.375%	09/15/14	16,850	17,138,455
Viacom, Inc., Sr. Unsec’d. Notes	6.250%	04/30/16	9,660	10,703,039

				200,511,586

Metals — 1.4%
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	9.375%	04/08/14	5,080	5,086,340
ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes(b)	4.250%	03/01/16	6,330	6,567,375
ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes	9.500%	02/15/15	2,395	2,556,662
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(b)	1.625%	02/24/17	4,645	4,711,693
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(b)	2.050%	09/30/18	12,950	12,982,375
Freeport-McMoRan Copper & Gold, Inc., Gtd. Notes	2.375%	03/15/18	595	593,292
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	2.150%	03/01/17	11,150	11,314,485
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	2.250%	09/20/16	2,108	2,167,281
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	2.500%	05/20/16	4,235	4,372,184
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	8.950%	05/01/14	26,975	27,155,652
Teck Resources Ltd. (Canada), Gtd. Notes(b)	2.500%	02/01/18	14,075	14,125,177
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.050%	10/23/15	7,825	7,914,941
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.700%	10/25/17	7,880	7,975,348
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.850%	11/10/14	23,375	23,599,143

				131,121,948

Non-Captive Finance — 3.5%
Air Lease Corp., Sr. Unsec’d. Notes	5.625%	04/01/17	2,665	2,944,825
CIT Group, Inc., Sr. Unsec’d. Notes(b)	3.875%	02/19/19	20,000	20,218,840
CIT Group, Inc., Sr. Unsec’d. Notes, 144A(b)	4.750%	02/15/15	10,000	10,275,000
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(b)	1.000%	01/08/16	39,875	40,161,342
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	1.500%	07/12/16	49,675	50,333,144
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(b)	1.600%	11/20/17	9,500	9,547,196
General Electric Capital Corp., Sr. Unsec’d. Notes(b)	1.625%	04/02/18	30,000	29,842,590
General Electric Capital Corp., Sr. Unsec’d. Notes, GMTN(b)	2.300%	01/14/19	20,325	20,507,275
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(b)	2.300%	04/27/17	25,350	26,102,743
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.625%	05/01/18	37,626	43,002,041
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.000%	08/07/19	10,000	11,739,600
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	6.500%	09/01/14	1,910	1,950,588
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%	04/15/18	1,000	1,020,000
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%	05/15/16	3,750	4,033,612
NYSE Euronext, Gtd. Notes	2.000%	10/05/17	19,880	20,205,336
SLM Corp., Sr. Unsec’d. Notes, MTN	3.875%	09/10/15	6,950	7,158,500
SLM Corp., Sr. Unsec’d. Notes(b)	5.000%	04/15/15	12,310	12,771,625
SLM Corp., Sr. Unsec’d. Notes, MTN	5.050%	11/14/14	3,000	3,067,500

SLM Corp., Sr. Unsec’d. Notes, MTN	6.000%	01/25/17	9,565	10,425,850
SLM Corp., Sr. Unsec’d. Notes, MTN	6.250%	01/25/16	3,490	3,751,750

				329,059,357

Packaging
Bemis Co, Inc., Sr. Unsec’d. Notes	5.650%	08/01/14	3,775	3,838,178

Paper — 1.0%
Domtar Corp., Gtd. Notes	7.125%	08/15/15	8,085	8,671,373
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $3,485,580; purchased 06/05/12)(e)(f)	7.700%	06/15/15	3,000	3,245,526
International Paper Co., Sr. Unsec’d. Notes	5.250%	04/01/16	4,500	4,851,608
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	34,026	41,615,431
International Paper Co., Sr. Unsec’d. Notes	9.375%	05/15/19	8,295	10,830,781
Rock-Tenn Co., Gtd. Notes(b)	4.450%	03/01/19	12,675	13,579,082
Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375%	10/01/19	7,607	9,246,240

				92,040,041

Pipelines & Other — 1.7%
Atmos Energy Corp., Sr. Unsec’d. Notes	4.950%	10/15/14	950	972,243
Buckeye Partners LP, Sr. Unsec’d. Notes	2.650%	11/15/18	5,610	5,566,130
DCP Midstream Operating LP, Gtd. Notes	2.500%	12/01/17	8,990	9,138,596
DCP Midstream Operating LP, Gtd. Notes	2.700%	04/01/19	4,560	4,549,020
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	6.500%	04/01/20	5,000	5,722,955
Energy Transfer Partners LP, Sr. Unsec’d. Notes	8.500%	04/15/14	2,005	2,010,235
Enterprise Products Operating LLC, Gtd. Notes	1.250%	08/13/15	5,575	5,611,901
Enterprise Products Operating LLC, Gtd. Notes	3.200%	02/01/16	2,190	2,279,056
Enterprise Products Operating LLC, Gtd. Notes	3.700%	06/01/15	2,400	2,479,406
Enterprise Products Operating LLC, Gtd. Notes	6.650%	04/15/18	3,400	3,983,518
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	2.650%	02/01/19	8,300	8,288,065
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(b)	3.500%	03/01/16	10,061	10,481,258
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	5.625%	02/15/15	3,600	3,753,533
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	6.000%	02/01/17	4,900	5,462,059
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.650%	10/15/16	3,990	4,417,963
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	6.450%	06/01/14	5,000	5,047,390
ONEOK Partners LP, Gtd. Notes	2.000%	10/01/17	13,030	13,087,540
ONEOK Partners LP, Gtd. Notes	3.200%	09/15/18	9,185	9,473,088
Sempra Energy, Sr. Unsec’d. Notes(b)	2.300%	04/01/17	12,390	12,668,602
Spectra Energy Partners LP, Sr. Unsec’d. Notes(b)	2.950%	09/25/18	14,115	14,388,817
Western Gas Partners LP, Sr. Unsec’d. Notes	2.600%	08/15/18	5,985	6,011,190
Williams Partners LP, Sr. Unsec’d. Notes	3.800%	02/15/15	8,300	8,524,150
Williams Partners LP, Sr. Unsec’d. Notes	5.250%	03/15/20	12,042	13,258,916
Williams Partners LP/Williams Partners Finance Corp., Sr. Unsec’d. Notes	7.250%	02/01/17	1,000	1,151,097

				158,326,728

Railroads — 0.6%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.875%	01/15/15	5,000	5,163,535
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.875%	02/15/16	2,000	2,195,932
CSX Corp., Sr. Unsec’d. Notes	6.250%	04/01/15	2,000	2,110,630
CSX Corp., Sr. Unsec’d. Notes(b)	6.250%	03/15/18	11,608	13,419,266
CSX Corp., Sr. Unsec’d. Notes(b)	7.375%	02/01/19	15,175	18,463,802
Norfolk Southern Corp., Sr. Unsec’d. Notes	7.700%	05/15/17	6,810	8,072,689
Union Pacific Corp., Sr. Unsec’d. Notes	2.250%	02/15/19	3,900	3,899,614

				53,325,468

Real Estate Investment Trusts — 1.4%
Duke Realty LP, Gtd. Notes	7.375%	02/15/15	4,535	4,792,361
Kilroy Realty LP, Gtd. Notes	5.000%	11/03/15	2,675	2,843,953
Kimco. Realty Corp., Sr. Unsec’d. Notes	5.700%	05/01/17	3,235	3,607,048

Liberty Property LP, Sr. Unsec’d. Notes	5.650%	08/15/14	7,955	8,089,622
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%	12/15/17	13,340	13,395,574
Realty Income Corp., Sr. Unsec’d. Notes	2.000%	01/31/18	7,800	7,714,262
Realty Income Corp., Sr. Unsec’d. Notes	5.500%	11/15/15	6,500	6,963,470
Realty Income Corp., Sr. Unsec’d. Notes	5.950%	09/15/16	1,700	1,881,727
Simon Property Group LP, Sr. Unsec’d. Notes, 144A(b)	1.500%	02/01/18	11,910	11,742,855
Simon Property Group LP, Sr. Unsec’d. Notes(b)	2.200%	02/01/19	22,200	22,137,463
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	1,685	1,756,269
Simon Property Group LP, Sr. Unsec’d. Notes	4.200%	02/01/15	2,280	2,327,807
Simon Property Group LP, Sr. Unsec’d. Notes	5.250%	12/01/16	5,800	6,383,526
Simon Property Group LP, Sr. Unsec’d. Notes	5.750%	12/01/15	12,088	12,950,696
Simon Property Group LP, Sr. Unsec’d. Notes	5.875%	03/01/17	8,025	8,991,547
Simon Property Group LP, Sr. Unsec’d. Notes(b)	6.100%	05/01/16	9,640	10,552,320
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18	2,774	3,226,925
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	2.000%	02/15/18	8,035	8,016,640

				137,374,065

Retailers — 1.2%
AutoZone, Inc., Sr. Unsec’d. Notes	5.500%	11/15/15	7,400	7,953,735
AutoZone, Inc., Sr. Unsec’d. Notes	5.750%	01/15/15	13,024	13,540,936
Costco Wholesale Corp., Sr. Unsec’d. Notes	1.125%	12/15/17	10	9,862
CVS Caremark Corp., Sr. Unsec’d. Notes	2.250%	12/05/18	34,250	34,277,263
CVS Caremark Corp., Sr. Unsec’d. Notes	3.250%	05/18/15	7,500	7,713,892
Dollar General Corp., Sr. Unsec’d. Notes	1.875%	04/15/18	26,920	26,449,438
Macy’s Retail Holdings, Inc., Gtd. Notes	5.750%	07/15/14	8,471	8,591,017
Macy’s Retail Holdings, Inc., Gtd. Notes	5.900%	12/01/16	8,844	9,838,013
Walgreen Co., Sr. Unsec’d. Notes	1.800%	09/15/17	8,760	8,818,885

				117,193,041

Technology — 4.0%
Amphenol Corp., Sr. Unsec’d. Notes	4.750%	11/15/14	3,550	3,638,736
Apple, Inc., Sr. Unsec’d. Notes(b)	1.000%	05/03/18	17,600	17,060,560
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.000%	03/01/18	5,425	5,484,642
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.375%	11/01/15	1,625	1,676,959
CA, Inc., Sr. Unsec’d. Notes(b)	2.875%	08/15/18	7,865	7,975,881
CA, Inc., Sr. Unsec’d. Notes	6.125%	12/01/14	7,000	7,246,148
CDW LLC/CDW Finance Corp., Sr. Sec’d. Notes	8.000%	12/15/18	8,680	9,374,400
Cisco Systems, Inc., Sr. Unsec’d. Notes(b)	2.125%	03/01/19	9,715	9,671,535
EMC Corp., Sr. Unsec’d. Notes	1.875%	06/01/18	32,460	32,438,349
Equifax, Inc., Sr. Unsec’d. Notes	4.450%	12/01/14	14,625	14,985,579
Fidelity National Information Services, Inc., Gtd. Notes	2.000%	04/15/18	7,500	7,319,850
Fiserv, Inc., Gtd. Notes	3.125%	10/01/15	1,670	1,720,491
Fiserv, Inc., Gtd. Notes	3.125%	06/15/16	34,775	36,277,871
Hewlett-Packard Co., Sr. Unsec’d. Notes	2.350%	03/15/15	15,000	15,236,775
Hewlett-Packard Co., Sr. Unsec’d. Notes(b)	2.600%	09/15/17	14,150	14,580,259
Hewlett-Packard Co., Sr. Unsec’d. Notes(b)	2.750%	01/14/19	16,150	16,256,800
Hewlett-Packard Co., Sr. Unsec’d. Notes	3.300%	12/09/16	8,126	8,546,488
Hewlett-Packard Co., Sr. Unsec’d. Notes	4.750%	06/02/14	10,000	10,069,790
Intel Corp., Sr. Unsec’d. Notes	1.350%	12/15/17	35,325	35,085,708
Intuit, Inc., Sr. Unsec’d. Notes	5.750%	03/15/17	1,320	1,482,144
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500%	11/15/18	13,825	13,782,046
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18	4,825	4,849,125
Oracle Corp., Sr. Unsec’d. Notes	1.200%	10/15/17	21,770	21,598,888
Oracle Corp., Sr. Unsec’d. Notes(b)	2.375%	01/15/19	32,440	32,826,458
Seagate HDD Cayman, Gtd. Notes, 144A	3.750%	11/15/18	6,245	6,432,350
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes(b)	11.375%	06/15/18	4,425	4,756,875

Tyco Electronics Group SA (Switzerland), Gtd. Notes	1.600%	02/03/15	4,710	4,755,150
Xerox Corp., Sr. Unsec’d. Notes	1.056%	05/16/14	6,460	6,465,142
Xerox Corp., Sr. Unsec’d. Notes(b)	2.950%	03/15/17	2,010	2,089,713
Xerox Corp., Sr. Unsec’d. Notes(b)	4.250%	02/15/15	16,135	16,624,649
Xerox Corp., Sr. Unsec’d. Notes	8.250%	05/15/14	9,280	9,357,831

				379,667,192

Telecommunications — 6.8%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%	09/08/16	24,770	25,488,330
America Movil SAB de CV (Mexico), Gtd. Notes	3.625%	03/30/15	7,200	7,401,600
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20	11,400	12,490,216
America Movil SAB de CV (Mexico), Gtd. Notes	5.750%	01/15/15	2,600	2,696,200
AT&T, Inc., Sr. Unsec’d. Notes	1.400%	12/01/17	9,590	9,488,624
AT&T, Inc., Sr. Unsec’d. Notes(b)	1.600%	02/15/17	27,100	27,282,979
AT&T, Inc., Sr. Unsec’d. Notes(b)	2.300%	03/11/19	25,000	24,870,725
AT&T, Inc., Sr. Unsec’d. Notes	2.400%	08/15/16	16,925	17,437,489
AT&T, Inc., Sr. Unsec’d. Notes	2.500%	08/15/15	29,840	30,581,524
AT&T, Inc., Sr. Unsec’d. Notes	2.950%	05/15/16	15,420	16,058,018
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	2.000%	06/22/15	18,705	18,992,159
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes(b)	2.350%	02/14/19	6,800	6,768,434
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes(b)	5.950%	01/15/18	33,835	38,604,720
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes(b)	2.381%	12/15/17	15,090	15,090,875
CenturyLink, Inc., Sr. Unsec’d. Notes	5.000%	02/15/15	9,190	9,488,675
CenturyLink, Inc., Sr. Unsec’d. Notes	5.150%	06/15/17	10,450	11,207,625
Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A(b)	2.250%	03/06/17	20,425	20,891,875
Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A	3.125%	04/11/16	8,800	9,173,410
Embarq Corp., Sr. Unsec’d. Notes (original cost $9,496,667; purchased 02/13/12)(e)(f)	7.082%	06/01/16	8,480	9,447,950
Frontier Communications Corp., Sr. Unsec’d. Notes	8.250%	05/01/14	66	66,363
Nippon Telegraph & Telephone Corp. (Japan), General Ref. Mortgage	1.400%	07/18/17	8,720	8,684,004
Orange SA (France), Sr. Unsec’d. Notes	2.125%	09/16/15	4,360	4,431,822
Orange SA (France), Sr. Unsec’d. Notes	2.750%	09/14/16	10,225	10,598,499
Orange SA (France), Sr. Unsec’d. Notes(b)	2.750%	02/06/19	21,115	21,381,387
Qwest Corp., Sr. Unsec’d. Notes	6.500%	06/01/17	8,500	9,615,795
Qwest Corp., Sr. Unsec’d. Notes	8.375%	05/01/16	8,679	9,864,239
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	7,000	8,557,500
Telecom Italia Capital SA (Italy), Gtd. Notes(b)	6.175%	06/18/14	3,655	3,691,550
Telefonica Emisiones SAU (Spain), Gtd. Notes	4.949%	01/15/15	4,740	4,886,793
Verizon Communications, Inc., Sr. Unsec’d. Notes(b)	1.100%	11/01/17	13,100	12,864,606
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.000%	11/01/16	49,575	50,718,398
Verizon Communications, Inc., Sr. Unsec’d. Notes(b)	3.000%	04/01/16	19,250	20,074,555
Verizon Communications, Inc., Sr. Unsec’d. Notes(b)	3.650%	09/14/18	59,530	63,371,590
Verizon Communications, Inc., Sr. Unsec’d. Notes(b)	4.500%	09/15/20	15,000	16,290,645
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.350%	04/01/19	30,000	35,389,020
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	1.250%	09/26/17	24,270	24,000,700
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	1.625%	03/20/17	24,750	25,012,796

				642,961,690

Tobacco — 1.6%
Altria Group, Inc., Gtd. Notes	4.125%	09/11/15	5,430	5,690,157

Altria Group, Inc., Gtd. Notes	9.250%	08/06/19	5,353	$7,063,514
Altria Group, Inc., Gtd. Notes	9.700%	11/10/18	4,906	6,439,694
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	26,140	25,930,618
Lorillard Tobacco Co., Gtd. Notes(b)	2.300%	08/21/17	11,600	11,835,921
Lorillard Tobacco Co., Gtd. Notes(b)	3.500%	08/04/16	16,264	17,138,434
Lorillard Tobacco Co., Gtd. Notes(b)	6.875%	05/01/20	9,285	10,858,733
Philip Morris International, Inc., Sr. Unsec’d. Notes(b)	1.125%	08/21/17	23,615	23,401,945
Philip Morris International, Inc., Sr. Unsec’d. Notes(b)	1.875%	01/15/19	22,900	22,602,621
Reynolds American, Inc., Gtd. Notes	1.050%	10/30/15	6,800	6,794,689
Reynolds American, Inc., Gtd. Notes	6.750%	06/15/17	10,400	11,990,368

				149,746,694

TOTAL CORPORATE BONDS (cost $8,453,234,986)				8,576,235,380

FOREIGN AGENCIES — 1.2%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes(b)	1.750%	05/09/18	8,450	8,242,654
Electricite de France SA, (France), Sr. Unsec’d. Notes, 144A(b)	2.150%	01/22/19	12,900	12,834,700
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	4.125%	09/09/15	11,000	11,515,306
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.875%	01/14/15	5,000	5,198,590
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	8.125%	07/31/14	4,200	4,273,500
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.875%	05/04/17	9,500	10,154,065
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	4.375%	08/10/15	5,800	6,071,939
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	6.250%	06/17/14	2,000	2,022,224
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	5.375%	07/30/14	5,000	5,073,530
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000%	05/20/16	15,595	15,458,544
Petrobras International Finance Co. (Brazil), Gtd. Notes(b)	3.500%	02/06/17	11,405	11,528,197
Petrobras International Finance Co. (Brazil), Gtd. Notes(b)	3.875%	01/27/16	4,100	4,210,450
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A(b)	3.125%	01/23/19	8,115	8,309,760
Statoil ASA (Norway), Gtd. Notes(b)	1.950%	11/08/18	11,575	11,584,283

TOTAL FOREIGN AGENCIES (cost $114,555,206)				116,477,742

MUNICIPAL BONDS — 0.6%
California — 0.2%
Catholic Health Initiatives, Sec’d. Notes	1.600%	11/01/17	2,100	2,058,365
Catholic Health Initiatives, Unsec’d. Notes(b)	2.600%	08/01/18	5,270	5,273,099
State of California, GO Var. Purp.	4.850%	10/01/14	3,200	3,264,864
State of California, GO Var. Purp. 3	5.250%	04/01/14	7,750	7,750,000

				18,346,328

Illinois — 0.4%
State of Illinois, GO	4.421%	01/01/15	32,070	32,973,092

TOTAL MUNICIPAL BONDS (cost $50,885,415)				51,319,420

			Shares
PREFERRED STOCK
Banking
Citigroup Capital XIII 7.875%, (Capital Security, fixed to floating preferred)(a) (cost $3,342,000)			132,000	3,661,680

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Notes(b)	1.500%	02/28/19	7,985	7,905,150
U.S. Treasury Notes	1.625%	03/31/19	9,470	9,405,634
U.S. Treasury Notes(g)	2.375%	02/28/15	430	438,734

TOTAL U.S. TREASURY OBLIGATIONS (cost $17,775,009)				17,749,518

TOTAL LONG-TERM INVESTMENTS (cost $9,175,401,112)				9,289,882,932

SHORT-TERM INVESTMENT — 8.7%

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $825,645,334; includes $663,283,398 of cash collateral for securities on loan)(h)(i)			825,645,334	825,645,334

TOTAL INVESTMENTS — 106.9% (cost $10,001,046,446)(j)				10,115,528,266
Liabilities in excess of other assets(k) — (6.9)%				(653,706,144)

NET ASSETS — 100.0%				$9,461,822,122

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
GMTN	Global Medium Term Note
GO	General Obligation
MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $646,849,706; cash collateral of $663,283,398 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents issuer in default on interest payments and/or principal payment; non-income producing security.
(d)	Security is post-maturity.
(e)	Indicates a security or securities that have been deemed illiquid.
(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $80,338,249. The aggregate value, $80,500,115, is approximately 0.9% of net assets.
(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$10,125,078,678

Appreciation	106,933,637
Depreciation	(116,484,049)

Net Unrealized Depreciation	$(9,550,412)

The book basis may differ from tax basis due to certain tax related adjustments.

(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation/ (Depreciation)(1)
	Long Position:
4,536	2 Year U.S. Treasury Notes	Jun. 2014	$997,160,350	$995,935,500	$(1,224,850)
	Short Positions:
2,409	5 Year U.S. Treasury Notes	Jun. 2014	288,147,221	286,558,078	1,589,143
2,073	10 Year U.S. Treasury Notes	Jun. 2014	257,010,265	256,015,500	994,765

					2,583,908

					$1,359,058

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.

Credit default swap agreements outstanding at March 31, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(5)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
Boston Scientific Corp.	06/20/14	1.000%	3,120	$(7,650)	$3,295	$(10,945)	Morgan Stanley
Enel Finance International NV	09/20/14	1.000%	5,000	(23,550)	4,669	(28,219)	Goldman Sachs & Co.
SLM Corp.	06/20/14	5.000%	3,000	(36,228)	26,061	(62,289)	JPMorgan Chase

				$(67,428)	$34,025	$(101,453)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at March 31, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on corporate issues—Sell Protection(2):
Berkshire Hathaway, Inc.	03/20/15	1.000%	10,000	0.098%	$91,743	$(188,735)	$280,478	Deutsche Bank
Berkshire Hathaway, Inc.	03/20/15	1.000%	10,000	0.098%	91,742	(177,792)	269,534	Goldman Sachs & Co.
Berkshire Hathaway, Inc.	03/20/17	1.000%	15,000	0.303%	315,005	(359,547)	674,552	Credit Suisse
Wal-Mart Stores, Inc.	12/20/14	1.000%	10,000	0.039%	73,675	270,152	(196,477)	JPMorgan Chase

					$572,165	$(455,922)	$1,028,087

The Fund entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2014.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$504,869,412	$19,569,780
Corporate Bonds	—	8,495,735,873	80,499,507
Foreign Agencies	—	116,477,742	—
Municipal Bonds	—	51,319,420	—
Preferred Stock	3,661,680	—	—
U.S. Treasury Obligations	—	17,749,518	—
Affiliated Money Market Mutual Fund	825,645,334	—	—
Other Financial Instruments*
Futures Contracts	1,359,058	—	—
Credit Default Swap Agreements	—	926,634	—

Total	$830,666,072	$9,187,078,599	$100,069,287

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Commercial Mortgage-Backed Securities	Corporate Bonds	Credit Default swaps
Balance as of 12/31/13	$—	$73,324,299	$(1,745)
Realized gain (loss)	—	—	—	**
Change in unrealized appreciation (depreciation)***	—	1,684,643	1,745
Purchases	19,569,780	2,162,998	—
Sales	—	(2,352,618)	—
Accrued discount/premium	—	—	—
Transfer into Level 3	—	5,680,185	—
Transfer out of Level 3	—	—	—

Balance as of 03/31/14	$19,569,780	$80,499,507	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	The realized loss incurred during the period for other financial instruments was $(1,769).
***	Of which, $1,684,643 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, one Corporate Bond transferred into Level 3 as a result of using a single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Directors, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment and prices of any recent transactions or bids/offers for such securities or any comparable securities.

Notes to Schedule of Investments (Unaudited)

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Short-Term Corporate Bond Fund, Inc,

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	May 20, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date	May 20, 2014

*	Print the name and title of each signing officer under his or her signature.